Touchstone Flexible Income Fund Expense Example - Touchstone Flexible Income Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 433
Expense Example, with Redemption, 3 Years	662
Expense Example, with Redemption, 5 Years	911
Expense Example, with Redemption, 10 Years	1,621
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,012
Expense Example, with Redemption, 10 Years	2,198
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	$ 984